Note 24 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Other Supplement Information [Table Text Block]
	Year ended December 31,
	2020	2019

Cash payments made during the year
Income tax, net of refunds	$46,492	$73,031
Interest	29,148	27,685

Non-cash financing activities
Dividends declared but not paid	2,009	1,992

Other expenses
Rent expense	$79,795	$76,893